Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	Provision for income taxes consists of the following:

	Year Ended December 31
	2024	2023	2022
Current income taxes
United States	$236	$364	$243
State	56	53	15
Other countries	195	252	181
Total	487	669	439
Deferred income taxes
United States	(14)	(120)	(22)
State	(18)	(28)	(1)
Other countries	(13)	(178)	(11)
Total	(45)	(326)	(34)
Total Provision for income taxes	$442	$343	$405

Schedule of Income before Income Tax, Domestic and Foreign
The components of Income from Continuing Operations Before Income Taxes and Equity Interests are as follows:

	Year Ended December 31
	2024	2023	2022
United States	$2,194	$1,954	$1,735
Other countries	224	(348)	233
Total Income from Continuing Operations Before Income Taxes and Equity Interests	$2,418	$1,606	$1,968

Schedule of Deferred Tax Assets and Liabilities
Deferred income tax assets and liabilities are comprised of the following:

	December 31
	2024	2023
Deferred tax assets
Pension and other postretirement benefits	$169	$177
Tax credits and loss carryforwards	623	636
Capitalized research costs	272	224
Lease liabilities	112	126
Other	364	414
	1,540	1,577
Valuation allowances	(295)	(298)
Total deferred tax assets	1,245	1,279

Deferred tax liabilities
Property, plant and equipment	854	914
Investments in subsidiaries	113	110
Goodwill	64	74
Lease assets	105	116
Other	203	174
Total deferred tax liabilities	1,339	1,388

Net deferred tax assets (liabilities)	$(94)	$(109)

Schedule of Effective Income Tax Rate Reconciliation
Presented below is a reconciliation of the Provision for income taxes computed at the U.S. federal statutory tax rate to the actual effective tax rate:

	Year Ended December 31
	2024	2023	2022
U.S. statutory rate applied to income before income taxes and equity interests	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	1.2	1.2	0.5
Routine tax incentives	(2.6)	(4.3)	(3.7)
Net nondeductible expenses	0.9	2.2	1.3
Net tax (benefit) cost on foreign income	1.6	0.2	2.4
Valuation allowance	1.9	3.5	1.5
Tax effects of the impairment of intangible assets	(0.6)	(1.7)	—
Softex tax reserve release	(2.8)	—	—
Nigeria worthless stock deduction	(1.7)	—	—
Other - net(a)	(0.6)	(0.7)	(2.4)
Effective income tax rate	18.3%	21.4%	20.6%
(a)    Other - net is composed of numerous items, none of which are greater than 1.05% of income before income taxes and equity interests.

Unrecognized Income Tax Benefits
Presented below is a reconciliation of the beginning and ending amounts of unrecognized income tax benefits:

	2024	2023	2022
Balance as of January 1	$579	$479	$496
Gross increases for tax positions of prior years	61	38	22
Gross decreases for tax positions of prior years	(113)	(13)	(38)
Gross increases for tax positions of the current year	50	109	36
Settlements	(32)	(26)	(21)
Other	(17)	(8)	(16)
Balance as of December 31	$528	$579	$479

Summary of Income Tax Examinations
As of December 31, 2024, the following tax years remain subject to examination for the major jurisdictions where we conduct business:

Jurisdiction	Years
United States	2017	to	2024
Brazil	2019	to	2024
China	2014	to	2024
South Korea	2020	to	2024